Shareholder Report, Holdings (Details) - C000204809	Jul. 31, 2024
Veolia Environnement8124861
Holdings [Line Items]
Percent of Total Investments	6.10%
Essential Utilities8124792
Holdings [Line Items]
Percent of Total Investments	4.70%
AECOM8124779
Holdings [Line Items]
Percent of Total Investments	4.50%
United Utilities Group8124876
Holdings [Line Items]
Percent of Total Investments	4.40%
American Water Works8124782
Holdings [Line Items]
Percent of Total Investments	4.40%
IDEX8124801
Holdings [Line Items]
Percent of Total Investments	4.40%
Xylem8124838
Holdings [Line Items]
Percent of Total Investments	3.60%
Veralto8124835
Holdings [Line Items]
Percent of Total Investments	3.40%
Halma8124868
Holdings [Line Items]
Percent of Total Investments	2.80%
SJW Group8124819
Holdings [Line Items]
Percent of Total Investments	2.80%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Austria
Holdings [Line Items]
Percent of Net Asset Value	1.90%
China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	52.80%